PRO FORMA ADJUSTMENTS	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
PRO FORMA ADJUSTMENTS

NOTE 2 - Pro Forma Adjustments

Certain adjustments have been made to the historical financial statements in order to prepare the pro forma financial information as if the transaction had occurred at September 30, 2015.

The adjustments are as follows:

		Dr.	Cr.
(a)	To eliminate the asset and liabilities of M & A Holding Corp. which were not assumed by Shanghai Muliang Industrial Corp.
	Accrued expense	$11,932
	Due to related party	$15,941
	Cash and cash equivalents		$20,982
	Additional paid-in capital		$6,891

(b)	Stock issuance in reverse merger
	Cash and cash equivalents	$64,738
	Common stock		$12,947
	Additional paid-in capital		$51,791

(c)	To eliminated accumulated deficit of M & A Holding Corp. and paid in capital of Shanghai Muliang Industrial Corp.
	Paid in capital	$2,416,731
	Accumulated deficit		$28,041
	Additional paid-in capital		$2,388,690

(d)	To give effect to 129,475,000 common shares issued with Exchange Agreement